Payables to Securities Brokers - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Minimum [Member]
Securities Financing Transaction [Line Items]
Percentage of bearing interest payable to securities brokers	8.00%	8.00%
Maximum [Member]
Securities Financing Transaction [Line Items]
Percentage of bearing interest payable to securities brokers	11.25%	11.25%